SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

Note 8. Subsequent Events

During May 2014, the holders of the convertible promissory notes signed March 31, 2013 elected to convert $44,000 in principal and accrued interest into 2,200,000 shares of common stock of the Company.

During June and July 2014, holders of the convertible promissory notes elected to convert $211,835 in principal and accrued interest into 9,500,000 shares of common stock of the Company.

On July 31, 2014, the Company signed a convertible promissory note of $401,075 with Vista View Ventures Inc., which refinanced non-interest bearing advances. This note is payable at maturity and bears interest at 10% per annum. The holder of the note may not convert the convertible promissory note into common stock if that conversion would result in the holder owing more than 4.99% of the number of shares of common stock outstanding on the conversion date. The convertible promissory note is convertible into common stock at the option of the holder.

NOTE 9. SUBSEQUENT EVENTS

On October 31, 2013, the Company signed a convertible promissory note which refinanced non-interest bearing advances from Vista View Ventures Inc. in the amount of $516,920 into a convertible note payable. The convertible promissory note bears interest at 10% per annum and is payable along with accrued interest on October 31, 2015.  The convertible promissory note is convertible into common stock at the option of the holder at the rate of $0.02 per share. The holder of the note may not convert the convertible promissory note into common stock if that conversion would result in the holder owning more than 4.99% of the number of shares of common stock outstanding on the conversion date.